Stockholders' Equity (Summary of Stock Options Outstanding) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of Options Outstanding, exercise price range (in Shares)	3,865,440	3,865,440
Weighted Average Remaining Contractual Life (Years) (in Duration)	6 years 5 months 16 days	6 years 11 months 9 days
Weighted Average Price Exercise, exercise price range, stock options outstanding (in Dollars per Share)	$ 0.34	$ 0.34
Number of Options Exercisable, exercise price range (in Shares)	3,263,420	3,175,803
Weighted Average Price Exercise, exercise price range, options exercisable (in Dollars per Share)	$ 0.22	$ 0.21
$0.06 - $0.08 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price, stock options, lower limit (in Dollars per Share)	$ 0.06	$ 0.06
Exercise Price, stock options, upper limit (in Dollars per Share)	$ 0.08	$ 0.08
Number of Options Outstanding, exercise price range (in Shares)	902,600	902,600
Weighted Average Remaining Contractual Life (Years) (in Duration)	5 years 9 months 11 days	6 years 3 months 4 days
Weighted Average Price Exercise, exercise price range, stock options outstanding (in Dollars per Share)	$ 0.08	$ 0.08
Number of Options Exercisable, exercise price range (in Shares)	902,600	902,600
Weighted Average Price Exercise, exercise price range, options exercisable (in Dollars per Share)	$ 0.08	$ 0.08
$0.15 - $0.19 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price, stock options, lower limit (in Dollars per Share)	$ 0.15	$ 0.15
Exercise Price, stock options, upper limit (in Dollars per Share)	$ 0.19	$ 0.19
Number of Options Outstanding, exercise price range (in Shares)	2,072,840	2,072,840
Weighted Average Remaining Contractual Life (Years) (in Duration)	5 years 9 months 29 days	6 years 3 months 22 days
Weighted Average Price Exercise, exercise price range, stock options outstanding (in Dollars per Share)	$ 0.17	$ 0.17
Number of Options Exercisable, exercise price range (in Shares)	2,060,820	2,024,765
Weighted Average Price Exercise, exercise price range, options exercisable (in Dollars per Share)	$ 0.17	$ 0.17
Exercise Price $1.00 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price, stock options, upper limit (in Dollars per Share)	$ 1.00	$ 1.00
Number of Options Outstanding, exercise price range (in Shares)	890,000	890,000
Weighted Average Remaining Contractual Life (Years) (in Duration)	6 years 7 months 6 days	9 years 9 days
Weighted Average Price Exercise, exercise price range, stock options outstanding (in Dollars per Share)	$ 1.00	$ 1.00
Number of Options Exercisable, exercise price range (in Shares)	300,000	248,438
Weighted Average Price Exercise, exercise price range, options exercisable (in Dollars per Share)	$ 1.00	$ 1.00